Convertible Debt (Details 3) - Embedded Derivative Two [Member]	12 Months Ended
Jun. 30, 2016 $ / shares
Fair value of the embedded derivative determined using the Black-Scholes Model with assumptions:
(1) dividend yield of	0.00%
(2) expected volatility of	164.00%
(3) risk-free interest rate of	0.87%
(4) expected life of	36 months
(5) fair value of the Company's common stock of	$ 0.26